Interest bearing debt, Interest rate swaps (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2026 USD ($) Swap	Dec. 31, 2025 USD ($)
Interest rate swaps [Abstract]
Interest rate	3.32%
Notional amount	$ 184,950
Current assets	2,024	$ 10
Non-current assets	2,380	$ 19
Fair value	$ 4,404
Swap Pays 3.2840% [Member]
Interest rate swaps [Abstract]
Interest rate	3.284%
Expiries	Dec. 08, 2028
Notional amount	$ 16,250
Current assets	174
Non-current assets	208
Fair value	$ 382
Swap Pays 3.2840% [Member]
Interest rate swaps [Abstract]
Interest rate	3.284%
Expiries	Dec. 08, 2028
Notional amount	$ 16,250
Current assets	174
Non-current assets	208
Fair value	$ 382
Swap Pays 3.3200% [Member]
Interest rate swaps [Abstract]
Interest rate	3.32%
Expiries	Dec. 08, 2028
Notional amount	$ 6,250
Current assets	43
Non-current assets	52
Fair value	$ 95
Swap Pays 3.2790% [Member]
Interest rate swaps [Abstract]
Interest rate	3.279%
Expiries	Dec. 08, 2028
Notional amount	$ 21,250
Current assets	240
Non-current assets	286
Fair value	$ 526
Swap Pays 3.3110% [Member]
Interest rate swaps [Abstract]
Interest rate	3.311%
Expiries	Oct. 30, 2028
Notional amount	$ 26,450
Current assets	295
Non-current assets	320
Fair value	$ 616
Swap Pays 3.3536% [Member]
Interest rate swaps [Abstract]
Interest rate	3.3536%
Expiries	Dec. 08, 2028
Notional amount	$ 31,250
Current assets	348
Non-current assets	415
Fair value	$ 764
Swap Pays 3.3536% [Member]
Interest rate swaps [Abstract]
Interest rate	3.3536%
Expiries	Dec. 08, 2028
Notional amount	$ 31,250
Current assets	348
Non-current assets	415
Fair value	$ 764
Swap Pays 3.3536% [Member]
Interest rate swaps [Abstract]
Interest rate	3.3536%
Expiries	Dec. 08, 2028
Notional amount	$ 36,000
Current assets	400
Non-current assets	476
Fair value	$ 876
Fourth Quarter 2028 [Member]
Interest rate swaps [Abstract]
Number of interest rate swaps | Swap	8